Revenues	12 Months Ended
Dec. 31, 2020
Revenues
Revenues

(14) Revenues

The Company’s revenue is primarily derived from the manufacture and sale of plastic flexible packaging materials.

During the fiscal year ended December 31, 2020, net revenues were RMB336,755 (US$51,610), compared to RMB335,620 during the same period in 2019, representing an increase of RMB1,135 or 0.3%. For further analysis of the factors causing revenue increase, the decrease of average sales price caused a decrease of RMB565 and sales volume factor made an increase of RMB1,700.

The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2020		December 31, 2019	December 31, 2018
	RMB	US$	RMB	RMB
Sales in China	309,801	47,479	288,066	288,128
Sales in other countries (principally Europe, Asia and North America)	26,954	4,131	47,554	45,394
	336,755	51,610	335,620	333,522

Overseas sales were RMB26,954  (US$4,131) or 8.0% of total revenues, compared with RMB47,554 or 14.2% of total revenues in 2019. The increase of average sales price caused an increase of RMB595 and sales volume factor made a decrease of RMB21,195.

The Company’s revenue by significant types of films for 2020, 2019 and 2018 was as follows:

	December 31, 2020			December 31, 2019		December 31, 2018
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	95,459	14,629	28.3%	116,681	34.8%	129,548	38.9%
Printing film	21,968	3,367	6.5%	33,877	10.1%	30,686	9.2%
Metallized film	3,927	602	1.2%	5,493	1.6%	4,373	1.3%
Specialty film	204,686	31,370	60.8%	162,432	48.4%	148,801	44.6%
Base film for other applications	10,715	1,642	3.2%	17,137	5.1%	20,114	6.0%
	336,755	51,610	100.0%	335,620	100.0%	333,522	100.0%

In 2020, sales of specialty films were RMB204,686 (US$31,370) and 60.8% of our total revenues as compared to RMB162,432 and 48.4% in 2019, which was an increase of RMB42,254, or 26.0%, as compared to the same period in 2019. The decrease of average sales price caused a decrease of RMB6,961 and sales volume factor made an increase of RMB49,215.